AXA Tactical Manager 500 Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Tactical Manager 500 Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

Expense Example - AXA Tactical Manager 500 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	96	300	520	1,155
Class IB Shares	96	300	520	1,155